SCHEDULE OF TRANSACTION EXCHANGE RATES (Details)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6912	0.6571
Weighted Average [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6771	0.6468